Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($)	3 Months Ended			12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite And Indefinite Lived Intangible Assets [Line Items]
Other changes				$ (3,768,000)	$ 26,663,000
Intangible asset amortization expense				74,300,000	$ 72,400,000	$ 74,400,000
Future amortization expense, in 2016	$ 70,900,000			70,900,000
Future amortization expense, in 2017	68,700,000			68,700,000
Future amortization expense, in 2018	65,900,000			65,900,000
Future amortization expense, in 2019	63,400,000			63,400,000
Future amortization expense, in 2020	61,000,000			$ 61,000,000
Impairment of goodwill	$ 0	$ 0	$ 0
Increase in Goodwill Due to Correction of Deferred Tax [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Other changes		$ 26,400,000
Minimum [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets, useful life				5 years
Maximum [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets, useful life				22 years